September 20, 2013 Via Edgar	ATTORNEYS AT LAW 777 EAST WISCONSIN AVENUE MILWAUKEE, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com EMAIL

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 30549
Re:	FMI Funds, Inc. – Rule 485(a) Filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of FMI Funds, Inc. (File Nos. 333-12745 and 811-07831, the “Company”)  is Post-Effective Amendment No. 25 under the 1933 Act and Amendment No. 27 under the 1940 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).  The purpose of the Amendment is to add one new series to the Company: FMI Common Stock Fund (the “Fund”).

As a point of information, the Fund is being established in order to effectuate a transition from its current domicile as the sole series of FMI Common Stock Fund, Inc. (File Nos. 002-73468 and 811-03235), a Wisconsin corporation (the “Predecessor Fund”).  The Fund will be the successor of the Predecessor Fund.  Shareholders in the Predecessor Fund will be asked to approve the reorganization into the Fund via a proxy statement.

Pursuant to Rule 485(a)(2) of the 1933 Act, the Company anticipates that this filing shall become effective 75 days after filing.  At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and file updated exhibits to the Registration Statement. Subsequently, it is anticipated that the Company will file a Summary Prospectus under Rule 497(k).

Form N-14 under the Securities Act provides for registration of securities to be issued in: (i) a transaction of the type specified in Rule 145(a) under the Securities Act; (ii) a merger in which a vote or consent of the security holders of the company being acquired is not required under applicable state law; (iii) an exchange offer for securities of the issuer or another person; (iv) a public reoffering or resale of any securities acquired in an offering registered on Form N-14; or (v) two or more of the transactions listed in items (i) through (iv).  However, Rule 145(a)(2) provides that a merger, consolidation or similar plan or acquisition solely involving a change in domicile is not subject to the registration requirements of the Securities Act.  So, the Company will not file a Form N-14.  Shareholder approval will be solicited on Schedule 14A under the Securities Exchange Act of 1934.

We also note that a post-effective amendment relating to the offering of the Fund’s shares is being filed herewith, and the reorganization will not be consummated before the registration of the offering is effective.

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If you have any additional questions or require further information, please contact Peter Fetzer at (414) 297-5596.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Attachments

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.